EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Investment in Joint Venture	$ 61,000	$ 0	$ 0
Acquisition cost	50,000
Net Income	11,000
Carrying value	61,000	0
Orion Tankers Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Share capital	100,000
Shares issued (in shares)	10,000,000
Share capital, par value (in dollars per share)	$ 0.01
Investment in Joint Venture	$ 500,000